5. Goodwill, Indefinite-Lived Intangible Assets and Other Long-Term Assets	3 Months Ended	12 Months Ended
	Mar. 31, 2019	Dec. 31, 2018
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill and Indefinite-Lived Intangible Assets

6.	Indefinite-Lived Intangible Assets

The Company’s indefinite-lived intangible asset, OncoHist, is in-process research and development relating to the Company’s business combination with SymbioTec in 2012. The carrying value of OncoHist was approximately $9.2 million as of March 31, 2019 and December 31, 2018, respectively. No impairment was recorded during the three months ended March 31, 2019 nor during the year ended December 31, 2018. OncoHist is not yet commercialized and, therefore, has not yet begun to be amortized as of March 31, 2019.

5.	Goodwill, Indefinite-Lived Intangible Assets and Other Long-Term Assets

Goodwill

A reconciliation of the change in the carrying value of goodwill is as follows:

Balance as of January 1, 2017	$3,283,379
No changes	–
Balance as of December 31, 2017	$3,283,379
No changes	–
Balance as of December 31, 2018	$3,283,379

As of October 1, 2018 and 2017, the dates of the Company’s annual impairment review, the fair value of the Company’s goodwill balance exceeded its carrying value.

Indefinite-Lived Intangible Assets

The Company’s indefinite-lived intangible asset, OncoHist, is IPR&D relating to the Company’s business combination with SymbioTec in 2012. The carrying value of OncoHist was approximately $9.2 million as of December 31, 2018 and 2017. No impairment was recorded during the years ended December 31, 2018 and 2017. OncoHist is not yet commercialized and, therefore, has not yet begun to be amortized as of December 31, 2018.

Other Long-Term Assets

On September 15, 2016, the Company issued approximately 18,000 shares of common stock to Serum Institute in exchange for approximately $0.8 million of research and development and clinical PSA supply as well as settlement of approximately $0.2 million of prior purchases of PSA supply. Approximately $0.1 million of the clinical supply was utilized and expensed during the year ended December 31, 2017. No clinical supply was utilized during the year ended December 31, 2018. The Company has classified the remaining $0.7 million as long-term as it does not anticipate utilizing the majority of the PSA supply within the next 12 months.